Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment (Restricted)	$ 4,703,323	$ 3,748,900
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment (Restricted)
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment (Restricted)	4,703,323	3,748,900
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment (Restricted)